Interest expense (Tables)	12 Months Ended
Dec. 31, 2022
Interest Expense [Abstract]
Summary of interest expense
Interest expense consists of the following:

	Successor	Predecessor
(In $ millions)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
			(As adjusted)	(As adjusted)
Cash interest on debt facilities (a)	(95)	—	(25)	(256)
Interest on SFL leases (b)	—	(7)	(84)	(12)
Unwind of discount debt	—	—	—	(44)
Write off of discount on debt (c)	—	—	—	(86)
Guarantee and commission fees	(3)	—	—	—
Interest expense	(98)	(7)	(109)	(398)
(a) Cash interest on debt facilities
We incur cash and payment-in-kind interest on our debt facilities. This is summarized in the table below.

	Successor	Predecessor
(In $ millions)	Period from February 23, 2022 through December 31, 2022	Period from January 1, 2022 through February 22, 2022	Year ended December 31, 2021	Year ended December 31, 2020
			(As adjusted)	(As adjusted)
Pre-filing senior credit facilities	—	—	(25)	(229)
Pre-filing debt of consolidated variable interest entities	—	—	—	(27)
Post-emergence first lien senior secured	(14)	—	—	—
Post-emergence second lien senior secured	(78)	—	—	—
Post-emergence unsecured senior convertible bond	(3)	—	—	—
Cash and payment-in-kind interest	(95)	—	(25)	(256)